Significant Accounting Policies - Schedule of Estimated Useful Lives of the Assets (Details)	Jun. 30, 2025
Buildings and improvements [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	20 years
Office and electronic equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	3 years
Office and electronic equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	5 years
Motor vehicles [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	4 years
Motor vehicles [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	10 years
Machinery [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	5 years
Machinery [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of the Assets [Line Items]
Useful Lives	10 years